COMMITMENTS AND CONTINGENCIES (Details) $ / shares in Units, $ in Millions		1 Months Ended											6 Months Ended			12 Months Ended
	Jun. 06, 2017 shares	Nov. 30, 2020 shares	Apr. 30, 2020 USD ($)	Apr. 30, 2020 CNY (¥)	Oct. 31, 2019 USD ($) installment	Apr. 30, 2019 USD ($)	Mar. 31, 2019 USD ($) installment	Jan. 31, 2019 USD ($) shares	Oct. 31, 2016 USD ($) shares	Aug. 31, 2016 USD ($) shares	Jun. 30, 2016 HKD ($) shares	Aug. 31, 2014 shares	Jun. 30, 2020 USD ($) shares	Jun. 30, 2020 CNY (¥) shares	Jun. 30, 2019 CNY (¥)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2020 $ / shares	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 CNY (¥)	Dec. 31, 2016	Oct. 31, 2016 CNY (¥)	Aug. 31, 2016 CNY (¥)	Aug. 06, 2016 USD ($)	Aug. 06, 2016 CNY (¥)	Jun. 30, 2016 USD ($)	May 31, 2016	Dec. 31, 2014
Loss Contingencies
Funds raised for the development of cross fire new mobile game													$ 7,990,468			$ 8,259,345					¥ 56,453,454	¥ 57,499,910		¥ 57,499,910
Number of options canceled | shares	10,806,665
Investments in equity investees													0			$ 1,436,410					¥ 0	10,000,000		45,216,118
Common stock par value | $ / shares																$ 0.01							$ 0.01
Initial deposit for joint venture arrangement						$ 5,000,000									¥ 34,881,000	$ 5,010,342	¥ 34,881,000	¥ 0	¥ 0
Redeemable convertible preferred shares redemption value													104,492	¥ 738,246	¥ 10,497,201	1,842,569	12,827,598	¥ 40,918,773
Copyright infringements
Loss Contingencies
Total aggregated claim													400,000	3,000,000		$ 400,000	3,000,000
Third-party consultant
Loss Contingencies
Number of options canceled | shares								1,000,000
Class B ordinary shares
Loss Contingencies
Common stock par value | $ / shares																$ 0.01				$ 0.01			$ 0.01
Joint venture to manufacture, market, distribute and sell electric cars
Loss Contingencies
Conversion of Deposit, Shares Converted | shares		2,994,011
Initial deposit for joint venture arrangement							$ 5,000,000
Number of installments to pay capital contribution | installment							3
Development fee payable					$ 18,000,000
Development fee payable, number of installments | installment					4
Development fee payable, first installment					$ 6,000,000
Development fee payable, first installment, payment period					2 days
Joint venture to manufacture, market, distribute and sell electric cars | Maximum
Loss Contingencies
Investment commitments							$ 600,000,000
Equity Method Investment Funding Commitment							$ 600,000,000
System Link Corporation Limited ("System Link")
Loss Contingencies
Ownership interest (as a percent)																																		50.00%
Refund of court acceptance fee paid																$ 500,000	3,800,000
First Installment | Series B Redeemable Convertible Preferred Shares
Loss Contingencies
Redeemable convertible preferred shares redemption value													16,500,000			16,500,000
Second Installment | Series B Redeemable Convertible Preferred Shares
Loss Contingencies
Redeemable convertible preferred shares redemption value													18,100,000			18,100,000
Third Installment [Member] | Series B Redeemable Convertible Preferred Shares
Loss Contingencies
Redeemable convertible preferred shares redemption value													19,900,000			19,900,000
Shanghai The9 Information Technology Co., Ltd. ("Shanghai IT") | Beijing Ti Knight
Loss Contingencies
Investment commitments																600,000						4,100,000	$ 600,000	4,100,000	$ 1,300,000	¥ 9,000,000
Investments in equity investees																700,000						4,900,000	700,000	4,900,000
Purchase commitment amount													1,000,000	6,800,000		1,000,000	6,800,000
Maximum accumulated investment for waiving purchase commitment													$ 800,000	¥ 6,000,000		$ 900,000	¥ 6,000,000
Purchase commitment, description													As of December 31, 2018, the Group has both a capital commitment and a purchase commitment amounting to RMB5.0 million (US$0.8 million) and RMB6.8 million (US$1.0 million), respectively, but the purchase commitment will be waived under the condition that accumulated investment in Beijing Ti Knight by Shanghai IT is more than RMB6.0 million (US$0.9 million).	As of December 31, 2018, the Group has both a capital commitment and a purchase commitment amounting to RMB5.0 million (US$0.8 million) and RMB6.8 million (US$1.0 million), respectively, but the purchase commitment will be waived under the condition that accumulated investment in Beijing Ti Knight by Shanghai IT is more than RMB6.0 million (US$0.9 million).		As of December 31, 2018, the Group has both a capital commitment and a purchase commitment amounting to RMB5.0 million (US$0.8 million) and RMB6.8 million (US$1.0 million), respectively, but the purchase commitment will be waived under the condition that accumulated investment in Beijing Ti Knight by Shanghai IT is more than RMB6.0 million (US$0.9 million).	As of December 31, 2018, the Group has both a capital commitment and a purchase commitment amounting to RMB5.0 million (US$0.8 million) and RMB6.8 million (US$1.0 million), respectively, but the purchase commitment will be waived under the condition that accumulated investment in Beijing Ti Knight by Shanghai IT is more than RMB6.0 million (US$0.9 million).
Equity Method Investment Funding Commitment																$ 600,000						¥ 4,100,000	$ 600,000	¥ 4,100,000	$ 1,300,000	¥ 9,000,000
L&A International Holding Limited
Loss Contingencies
Line of credit amount											$ 92.3																					$ 11,900,000
Interest rate (as a percent)											2.00%																					2.00%
Line of credit , duration											24 months
Amount of shares pledged | shares											417,440,000
Percentage of shares owned											58.10%																37.00%					58.10%	10.40%
Red 5 Studios, Inc. ("Red 5") | Series B Redeemable Convertible Preferred Shares
Loss Contingencies
Redeemable convertible preferred shares issued, shares | shares												27,438,952
New Star International Development Ltd ("New Star") | Series A Preferred Stock
Loss Contingencies
Redeemable convertible preferred shares issued, shares | shares													39,766,589	39,766,589		39,766,589	39,766,589
Jiu Gang | Smilegate
Loss Contingencies
Ownership interest (as a percent)													20.00%			20.00%					20.00%	20.00%
Jiu Gang | Shenzhen EN-plus Technologies Co., Ltd. ("EN+")
Loss Contingencies
Ownership interest (as a percent)													80.00%			80.00%					80.00%	80.00%
Jiu Gang | Joint venture related to new energy electric vehicles
Loss Contingencies
Investment commitments													$ 7,100,000			$ 7,200,000					¥ 50,000,000	¥ 50,000,000
Equity Method Investment Funding Commitment													7,100,000			7,200,000					50,000,000	50,000,000
Cross fire new mobile game | Smilegate
Loss Contingencies
Period for payment of minimum guarantee for royalty								30 days
Cross fire new mobile game | Minimum | Smilegate
Loss Contingencies
Guarantee for royalty								$ 2,000,000
Cross fire new mobile game | Inner Mongolia Culture Assets and Equity Exchange
Loss Contingencies
Funds raised for the development of cross fire new mobile game									$ 8,300,000				8,100,000			8,300,000					57,500,000	57,500,000						¥ 57,500,000
Additional funds aimed to be raised for the development of cross fire new mobile game									$ 14,400,000				$ 14,200,000			14,400,000					¥ 100,000,000	100,000,000						¥ 100,000,000
Funds required for the development of cross fire new mobile game										$ 22,300,000						$ 22,600,000						¥ 157,500,000							¥ 157,500,000	$ 22,600,000	¥ 157,500,000
Total aggregated claim			$ 8,100,000	¥ 57,500,000
Cross fire new mobile game | Inner Mongolia Culture Assets and Equity Exchange | Elegant Wisdom Limited
Loss Contingencies
Option granted | shares									365,079	1,000,000